EMPLOYEE BENEFIT PLANS - Amounts Recognized Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
AOCI Attributable to Parent, before tax [Roll Forward]
Amortization reclassified to earnings	$ 4	$ (1)	$ (11)
Total
AOCI Attributable to Parent, before tax [Roll Forward]
Balance as of beginning of period	126
Current year changes recorded in AOCI	27
Amortization reclassified to earnings	(2)	(1)	$ (11)
Prior Service Cost or (Credit) Occurring During Fiscal Year	(1)
Settlement/curtailment reclassified to earnings	(3)
Currency translation and other	(3)
Divestitures	(10)
Balance as of end of period	134	126
Prior Service Cost (Benefit)
AOCI Attributable to Parent, before tax [Roll Forward]
Balance as of beginning of period	6
Current year changes recorded in AOCI	0
Amortization reclassified to earnings	(1)
Prior Service Cost or (Credit) Occurring During Fiscal Year	(1)
Settlement/curtailment reclassified to earnings	0
Currency translation and other	0
Divestitures	0
Balance as of end of period	4	6
Net Actuarial (Gain) Loss
AOCI Attributable to Parent, before tax [Roll Forward]
Balance as of beginning of period	120
Current year changes recorded in AOCI	27
Amortization reclassified to earnings	(1)
Prior Service Cost or (Credit) Occurring During Fiscal Year	0
Settlement/curtailment reclassified to earnings	(3)
Currency translation and other	(3)
Divestitures	(10)
Balance as of end of period	$ 130	$ 120